Note 14 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Balance (in shares) | shares	2,337,573
Balance (in dollars per share) | $ / shares	$ 120.06
Granted, number of options (in shares) | shares	615,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 142.2
Exercised, number of options (in shares) | shares	(455,934)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 73.73
Forfeited, number of options (in shares) | shares	(75,890)
Forfeited, weighted average exercise price (in dollars per share) | $ / shares	$ 144.43
Balance (in shares) | shares	2,420,749
Balance (in dollars per share) | $ / shares	$ 133.65
Shares issuable under options - end of period, weighted average remaining contractual life (Year)	2 years 6 months
Shares issuable under options - end of period, aggregate intrinsic value | $	$ 68,849
Options exercisable - End of period, number of options (in shares) | shares	1,044,891
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 120.6
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 7 months 6 days
Options exercisable - End of period, aggregate instrinsic value | $	$ 43,351